Offerings	Dec. 02, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $.10 par value per share
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares of Beneficial Interest, $.01 par value per share
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares Representing Interests in Preferred Shares or Equity Shares
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Offering Note
(1)	The registrant is deferring payment of all of the registration fee in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
(2)
An unspecified aggregate initial offering of the securities of each identified class is being registered as may from time to time be offered by the registrant or a selling securityholder at unspecified prices, along with an indeterminate number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

(3)	Each depositary share will be issued under a deposit agreement, will represent a specified interest in a preferred share or equity share and will be evidenced by a depositary receipt.
(4)
Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more debt securities, warrants, shares of common stock, shares of preferred stock, shares of equity stock, or depositary shares, which may or may not be separable from one another.

(5)
Public Storage may fully and unconditionally guarantee debt securities issued by Public Storage Operating Company. In accordance with Rule 457(n), no separate fee is payable with respect to the guarantees of debt securities being registered.